Note 12 - Business Segment Information (Details) - Segment Reporting Information - Identifiable Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Identifiable assets, by segment	$ 55,579	$ 50,155
Waste Management Services [Member]
Segment Reporting Information [Line Items]
Identifiable assets, by segment	16,252	10,341
Golf and Related Operations [Member]
Segment Reporting Information [Line Items]
Identifiable assets, by segment	29,821	30,140
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Identifiable assets, by segment	43,997	44,538
Subtotal [Member]
Segment Reporting Information [Line Items]
Identifiable assets, by segment	90,070	85,019
Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Identifiable assets, by segment	$ (34,491)	$ (34,864)